Fees and Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Management fees
Management fees	$ 1,916,415	$ 2,194,951	$ 1,568,683
Agricultural Sector Series [Member]
Management fees
Management fees	84,882	106,704	107,078
Energy Sector Series [Member]
Management fees
Management fees			10,726
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Management fees
Management fees	$ 2,001,297	$ 2,301,655	$ 1,686,487